Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Earnings per share [abstract]
Profit attributable to ordinary shareholders	£ 2,572	£ 1,199	[1]	£ 2,190	[1]
Weighted-average number of ordinary shares in issue – basic (in shares)	66,226	67,524		70,192
Adjustment for share options and awards (in shares)	882	790		881
Weighted-average number of ordinary shares in issue – diluted (in shares)	67,108	68,314		71,073
Basic earnings per share (in GBP per share)	£ 0.039	£ 0.018	[1]	£ 0.031	[1]
Diluted earnings per share (in GBP per share)	£ 0.038	£ 0.018	[1]	£ 0.031	[1]

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.